Fair Value Measurements - Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	₨ 88,889		$ 1,179.1	₨ 68,937
Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	71,944		954.3	45,124
Fair Value, Measurements, Recurring [Member] | Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	66,428			38,422
Fair Value	61,856	[1]	820.5	38,657	[1]	$ 559.0
Fair Value, Measurements, Recurring [Member] | Indian Rupee Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	3,445			2,586
Fair Value	₨ 3,398	[1]	$ 45.1	₨ 2,531	[1]	$ 36.6

[1]	Fair value measurement at reporting date using significant unobservable inputs (Level 3).